Consolidated Statement of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statement of Operations [Abstract]
Vessel revenue, net	$ 37,785	$ 45,439	$ 36,067
Expenses:
Voyage expenses	(5,066)	(1,771)	(3,107)
Vessel operating expenses	(15,655)	(19,745)	(20,338)
Management fees	(367)	(522)	(545)
Management fees - related party	(1,661)	(1,741)	(1,421)
General and administration expenses	(4,306)	(4,010)	(6,018)
Depreciation and amortization	(7,821)	(9,713)	(9,078)
Amortization of deferred dry-docking costs	(2,995)	(3,717)	(285)
Impairment loss	(2,142)	(828)	0
Gain on sale of vessels, net	1,773	1,426	11,804
Operating (loss) / income	(455)	4,818	7,079
Other income / (expenses), net:
Interest and finance costs	(6,373)	(8,416)	(7,183)
Interest and finance costs-related party	(48)	0	0
Loss on extinguishment of debt	(640)	(397)	(85)
Interest income	218	314	430
Loss on equity method investment	(86)	(142)	0
Other income	151	311	112
Gain on acquisition of RGI	1,268	0	0
Foreign currency exchange (losses) / gain, net	(249)	129	(132)
Total other expenses, net	(5,759)	(8,201)	(6,858)
Net (loss) / income	(6,214)	(3,383)	221
Less: Net (loss) / income attributable to non-controlling interest	(26)	0	0
Net (loss) / income attributable to common stockholders of United Maritime Corporation	(6,188)	(3,383)	221
Dividends to non-vested participating securities	0	0	(95)
Net (loss) / income attributable to common stockholders	$ (6,188)	$ (3,383)	$ 126
Net (loss) / income per common share, basic (in dollars per share)	$ (0.7)	$ (0.39)	$ 0.02
Net (loss) / income per common share, diluted (in dollars per share)	$ (0.7)	$ (0.39)	$ 0.02
Weighted average number of common shares outstanding, basic (in shares)	8,866,523	8,711,951	8,359,487
Weighted average number of common shares outstanding, diluted (in shares)	8,866,523	8,711,951	8,359,487